DISCONTINUED OPERATIONS (Details 3) ¥ in Thousands, $ in Thousands		12 Months Ended
		Sep. 30, 2017 CNY (¥)	Sep. 30, 2016 CNY (¥)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2017 USD ($)
Due to related parties		¥ 22,640	¥ 91,304		$ 3,411
Beijing Shihui [Member]
Due to related parties	[1]	22,640	91,304
Disposal Group Including Discontinued Operation Sales to Related Parties Current		¥ 183,487	¥ 102,234	¥ 40,586

[1]	The balance as of September 30, 2016 and 2017 represented the advance from Beijing Shihui for its seed sales.